10-K Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
For the three months ended June 30, 2024 and 2023, the Company recorded income tax expense of $1.9 million in both periods. The effective tax rate was approximately 25.3% for the three months ended June 30, 2024, compared to 22.5% for the three months ended June 30, 2023. The effective tax rate for the three months ended June 30, 2024 differs from the statutory tax rate of 21.0% primarily due to state taxes and non-deductible expenses. The effective tax rate for the three months ended June 30, 2023 differs from the statutory tax rate of 21.0% primarily due to state taxes, non-deductible expenses, and the current period impact from a change of estimate in the prior year.
For the six months ended June 30, 2024 and 2023, the Company recorded income tax expense of $3.9 million and $3.5 million, respectively. The effective tax rate was approximately 23.8% for the six months ended June 30, 2024 compared to 23.2% for the six months ended June 30, 2023. The effective tax rate for the six months ended June 30, 2024 differs from the statutory tax rate of 21.0% primarily due to state taxes and non-deductible expenses. The effective tax rate for the six months ended June 30, 2023 differs from the statutory tax rate of 21.0% primarily due to state taxes, non-deductible expenses, and the current period impact from a change of estimate in the prior year.
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied in the years in which temporary differences are expected to be recovered or settled. The Company reduces deferred tax assets by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.
The Company analyzes its tax filing positions in all of the U.S. federal, state, local and foreign tax jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. The Company evaluates tax positions taken or expected to be taken in the course of preparing an entity’s tax returns to determine whether it is “more-likely-than-not” that each tax position will be sustained by the applicable tax authority. There are no tax positions taken or expected to be taken that would significantly increase or decrease unrecognized tax benefits within the next twelve months. Interest and penalties related to uncertain tax positions are recorded within income tax expense within the Consolidated Statement of Operations and Comprehensive Income (Loss). None of the Company’s federal or state tax income tax returns are currently under examination by the Internal Revenue Service (“IRS”) or state authorities.
For the tax years ended December 31, 2023 and 2022, BSHI, BSUI, BICI and BUSI filed a consolidated federal income tax return.
The income tax provision is as follows:

Years Ended December 31,	2023	2022
	($ in thousands)
Deferred income tax benefit
Federal	$(4,362)	$(2,972)
Total deferred income tax benefit	(4,362)	(2,972)

Current income tax expense
Federal	11,182	6,194
State	248	183
Total current income tax expense	11,430	6,377

Income tax expense	$7,068	$3,405
The effective tax rate on income from continuing operations was higher than the prevailing statutory federal income tax rate. Among the most significant book-to-tax adjustments were the following:

Years Ended December 31,	2023	2022
	($ in thousands)
Tax expense (benefit) at statutory tax rate of 21.0%	$6,744	$3,079

Tax effect of significant reconciling items:
Permanent differences	128	181
State tax, net of federal tax	196	145
Income tax expense	$7,068	$3,405
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes, and the amount used for income tax purposes. Significant components of the Company’s net deferred income taxes are as follows:

As of December 31,	2023	2022
	($ in thousands)
Deferred tax assets
Unearned premium disallowance	$9,578	$6,606
Unrealized losses on investments	3,023	4,436
Reserves for losses and loss adjustment expenses	5,377	2,586
Share-based compensation	338	206
Accrued benefits	281	168
Amortization of startup costs	291	159
Accrued expenses	87	92
Other	34	31
Capital loss carryforward	3	3
Total deferred tax assets	19,012	14,287

Deferred tax liabilities
Deferred policy acquisition costs	$4,075	$2,421
Depreciation	219	538
Accrued bond discount	489	47
Total deferred tax liabilities	4,783	3,006

Net deferred tax assets	$14,229	$11,281
The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years. For tax year 2023 and 2022, the Company has determined no valuation allowance is required based on positive current taxable income and future earnings projections.
As of December 31, 2023, the Company has zero federal net operating loss carryforwards. As of December 31, 2023, the company has capital loss carryforwards of less than $0.1 million, which expires in 2026 and zero charitable contribution carryforwards.
As of December 31, 2023 and 2022, no liability for unrecognized tax benefits was recorded; therefore, no interest and penalties related to unrecognized tax benefits were recognized. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. The Company’s federal and state tax returns remain subject to tax examinations for the years beginning in December 31, 2020 and forward.